Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 8,404	$ 6,519
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	120,000,000	60,000,000
Ordinary shares, shares issued	80,612,389	55,938,691
Ordinary shares, shares outstanding	77,130,866	52,457,168
Treasury stock, ordinary shares	3,481,523	3,481,523